Note 38 - Insurance and reinsurance contracts income and expenses	6 Months Ended
Jun. 30, 2019
Insurance and Reinsurance Contracts Income and Expenses
Other operating income and expenses on Insurance and reinsurance contracts

38. Income and expense from insurance and reinsurance contracts

The detail of the headings “Income and expense from insurance and reinsurance contracts” in the accompanying consolidated income statements is as follows:

Other operating income and expense on insurance and reinsurance contracts (Millions of Euros)
	June 2019	June 2018
Income on insurance and reinsurance contracts	1.547	1.601
Expenses on insurance and reinsurance contracts	(983)	(1.091)
Total	565	510